Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36515
Entity Registrant Name	MATERIALISE NV
Entity Incorporation, State or Country Code	C9
Entity Address, Address Line One	Technologielaan 15
Entity Address, Postal Zip Code	3001
Entity Address, City or Town	Leuven
Entity Address, Country	BE
Entity Common Stock, Shares Outstanding	59,067,186
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	KPMG Bedrijfsrevisoren BV / KPMG Réviseurs d’Entreprises SRL
Auditor Firm ID	1050
Auditor Location	Zaventem, Belgium
Entity Central Index Key	0001091223
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Financial Statement Error Correction [Flag]	false
Business Contact
Document and Entity Information
Entity Address, Address Line One	Technologielaan 15
Entity Address, Postal Zip Code	3001
Entity Address, City or Town	Leuven
Entity Address, Country	BE
Contact Personnel Name	Carla Van Steenbergen
City Area Code	32
Local Phone Number	(16) 39 66 11
Contact Personnel Fax Number	32 (16) 39 66 00
ADR
Document and Entity Information
Trading Symbol	MTLS
Security Exchange Name	NASDAQ
Title of 12(b) Security	American Depositary Shares
Ordinary shares
Document and Entity Information
Security Exchange Name	NASDAQ
Title of 12(b) Security	Ordinary Shares
No Trading Symbol Flag	true